Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2016
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2013
Goodwill	¥754	¥282	¥19,329	¥11,751	¥15,424	¥79,085	¥126,625
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,329	11,712	15,424	79,085	126,329
Acquired	550	0	0	14,388	0	169,307	184,245
Impairment	0	0	0	0	0	0	0
Other (net) *	0	0	(29)	111	0	25,251	25,333

Balance at March 31, 2014
Goodwill	1,304	282	19,300	26,250	15,424	273,643	336,203
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	1,047	282	19,300	26,211	15,424	273,643	335,907
Acquired	53,741	0	0	17,967	0	12,043	83,751
Impairment	(550)	0	(8,708)	0	0	(587)	(9,845)
Other (net)*	0	0	(97)	(376)	0	(36,725)	(37,198)

Balance at March 31, 2015
Goodwill	55,045	282	19,203	43,841	15,424	248,961	382,756
Accumulated impairment losses	(807)	0	(8,708)	(39)	0	(587)	(10,141)

	54,238	282	10,495	43,802	15,424	248,374	372,615
Acquired	1,158	0	0	29,365	0	3,796	34,319
Impairment	(30)	0	0	0	0	0	(30)
Other (net)*	0	0	0	(6,260)	0	(68,491)	(74,751)

Balance at March 31, 2016
Goodwill	56,203	282	19,203	66,946	15,424	184,266	342,324
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(587)	(10,171)

	¥55,366	¥282	¥10,495	¥66,907	¥15,424	¥183,679	¥332,153

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate. In the Overseas Business segment, there was a decrease of ¥57,153 million during fiscal 2016 due to the partial sale of shares of Houlihan Lokey, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.

As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2014. The Company and its subsidiaries recognized impairment losses on goodwill of ¥550 million in Corporate Financial Services segment, ¥8,708 million on golf business included in Real Estate segment, ¥587 million in Overseas Business segment during fiscal 2015. These impairment losses are accounted in other (income) and expense, net. The impairment loss on golf business was recognized as a result of reduction in estimated future cash flow due to our additional capital investment in the slower market growth, which brought the fair value of the reporting unit below its carrying amount. The Company and its subsidiaries recognized impairment losses on goodwill of ¥30 million in Corporate Financial Services segment during fiscal 2016. The impairment losses are accounted in other (income) and expense, net. The fair values of the reporting units were measured using mainly the discounted cash flow methodologies and the business enterprise value multiples methodologies.

Other intangible assets at March 31, 2015 and 2016 consist of the following:

	Millions of yen
	2015	2016
Intangible assets that have indefinite useful lives:
Trade names	¥99,395	¥75,860
Asset management contracts	153,778	150,686
Others	2,812	3,906

	255,985	230,452

Intangible assets subject to amortization:
Software	99,342	94,898
Customer relationships	126,201	125,081
Others	33,071	32,388

	258,614	252,367
Accumulated amortization	(89,587)	(96,485)

Net	169,027	155,882

	¥425,012	¥386,334

The aggregate amortization expenses for intangible assets are ¥17,467 million, ¥23,164 million and ¥25,848 million in fiscal 2014, 2015 and 2016, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥24,540 million in fiscal 2017, ¥21,143 million in fiscal 2018, ¥19,072 million in fiscal 2019, ¥17,551 million in fiscal 2020 and ¥13,352 million in fiscal 2021, respectively.

Intangible assets subject to amortization increased during fiscal 2016 are ¥29,010 million. They mainly consist of ¥10,094 million of software and ¥7,973 million of customer relationships recognized in acquisitions. The weighted average amortization periods for the software and the customer relationships recognized in acquisitions are 6 years and 10 years, respectively.

As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on intangible assets during fiscal 2014. The Company and its subsidiaries recognized impairment losses of ¥358 million on intangible assets included in mainly Corporate Financial Services segment, during fiscal 2015. The Company and its subsidiaries recognized impairment losses of ¥295 million on intangible assets included in mainly Investment and Operation segment, during fiscal 2016. These impairment losses are accounted in other (income) and expense, net. The impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of the intangible assets were measured using the discounted cash flow methodologies.